Reporting entity	12 Months Ended
Dec. 31, 2024
Disclosure Of Reporting Entity [Abstract]
Reporting entity
1	Reporting entity

(i)
ZIM Integrated Shipping Services Ltd. (hereinafter - the "Company" or "ZIM") and its subsidiaries (hereinafter - the "Group") and the Group’s interests in associates, operate in the field of cargo shipping and related services.

ZIM is a company incorporated in Israel, with limited liability. ZIM’s ordinary shares have been listed on the New York Stock Exchange (the “NYSE”) under the symbol “ZIM” on January 28, 2021. The address of the Company’s registered office is 9 Andrei Sakharov Street, Haifa, Israel.

(ii)	Financial position

(a)
The container shipping industry continues to be impacted by the supply and demand dynamics, as well as by uncertainties in the global trade, including the continuing disruption in the Red Sea, the implications of the ongoing armed conflicts between Russia and Ukraine and in the Middle-East, the inflation and elevated interest rates in certain countries, the trade limitations between the US and China and other geopolitical challenges. These factors contribute to the continuing volatility in freight rates, charter rates and bunker prices. In addition, regulators in certain jurisdictions have recently increased their regulatory oversight activities over our industry, by, among others, increased audit activities and introduction of new regulation relating to the contractual routines between carriers and their customers.

As of today, the war situation in Israel, which started in October 2023, has had no material impact on the Company’s activities in Israel. However, those may be subject to temporary disruptions if this situation was to further escalate.

Since December 2023, many ocean carriers including the Company, paused their activities in the Red Sea, following attacks made against commercial vessels by armed organizations in Yemen. The Company continues to call ports in the Mediterranean Sea, as well as to operate services which previously crossed the Suez-canal, by re-routing its vessels around Africa. This disruption results in the extension of voyages duration, as well as leading to an increase in demand for vessel capacity, as additional vessels are operated in order to maintain the same frequency of services.

Further to the above, freight rates have increased during most of 2024, with some decreases during the second half of the year, partially offsetting the earlier increases.

In view of the aforementioned business environment and in order to constantly improve the Group’s results of operations and liquidity position, Management continues to optimize its network by considering, and when appropriate, implementing structural changes, participating in partnerships and cooperation agreements and by upgrading its customer’s offerings, whilst seeking operational excellence and cost efficiencies.

(b)
In September 2024, the Company entered into a long-term operational cooperation with Mediterranean Shipping Company (MSC), which was launched in February 2025, for a minimum period of three years. According to this cooperation, the Company and MSC operate together six services on the Asia - US East Coast and Asia - US Gulf trades, enabling ZIM to provide its customers with extended port coverage and improved service quality, while achieving significant operational efficiencies.

The Company’s operational cooperation with the 2M alliance (Maersk and MSC), originally launched in 2018, covering services on the Asia - US East Coast and Asia - US Gulf trades, has ended in January 2025, further to the previously announced termination of the 2M alliance.

(c)
Charter agreements:

Further to the Company’s long-term agreements for the charter of 46 new-build vessels, including 28 liquefied natural gas (LNG) dual-fuel vessels, as of the approval date of these financial statements, all of such vessels have been delivered to the Company.

In February 2024, the Company paid a total amount of approximately US$ 130 million for the exercise of a purchase option in respect of five chartered vessels.

In January 2025, the Company entered into an agreement for the purchase of two vessels, operating in its fleet under prior charter arrangements.

(d)
In the third quarter of 2024, the Company entered into a second long-term agreement with Shell NA LNG, LLC to secure the supply of marine liquefied natural gas (LNG) for some of its 8,000 TEU LNG-fueled vessels, for a period of up to ten years commencing 2025 and with an estimated aggregated consideration of approximately up to US$ 630 million.

(e)	Dividends:

In June, September and December 2024, further to the approval of the Company’s Board of Directors, the Company distributed dividends in amounts of US$ 28 million, US$ 112 million and US$ 440 million, reflecting US$ 0.23, US$ 0.93 and US$ 3.65 per ordinary share, respectively.

In March 2025, the Company’s Board of Directors approved a dividend distribution of approximately US$ 3.17 per ordinary share (or approximately US$ 382 million, considering the number of ordinary shares outstanding as of December 31, 2024). The dividend is scheduled to be paid on April 3, 2025, to all holders of ordinary shares on record as of March 24, 2025.